UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21467

LMP Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.     SCHEDULE OF INVESTMENTS

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

JANUARY 31, 2008

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited)

January 31, 2008

Shares	Security	Value
COMMON STOCKS — 57.5%
CONSUMER DISCRETIONARY — 6.5%
Household Durables — 0.0%
1,226,577	Home Interiors & Gifts Inc. (a)(b)*	$1

Media — 6.5%
272,980	E.W. Scripps Co., Class A Shares	11,115,746
234,970	Lamar Advertising Co., Class A Shares	10,131,906
117,220	Liberty Media Holding Corp., Capital Group, Series A Shares *	12,615,217
777,160	Time Warner Inc.	12,232,498
511,700	Warner Music Group Corp.	4,068,015
	Total Media	50,163,382
	TOTAL CONSUMER DISCRETIONARY	50,163,383
CONSUMER STAPLES — 2.1%
Tobacco — 2.1%
213,900	Altria Group Inc.	16,217,898

ENERGY — 8.1%
Energy Equipment & Services — 2.8%
54,460	Diamond Offshore Drilling Inc.	6,150,168
328,020	Halliburton Co.	10,880,423
56,070	SEACOR Holdings Inc. *	4,945,374
	Total Energy Equipment & Services	21,975,965
Oil, Gas & Consumable Fuels — 5.3%
69,025	Anadarko Petroleum Corp.	4,044,175
500,865	Crosstex Energy Inc.	16,398,320
86,945	Devon Energy Corp.	7,388,586
174,570	Newfield Exploration Co. *	8,707,552
76,200	Valero Energy Corp.	4,510,278
	Total Oil, Gas & Consumable Fuels	41,048,911
	TOTAL ENERGY	63,024,876
EXCHANGE TRADED FUND — 0.4%
33,900	UltraShort FTSE/Xinhua China 25 ProShares	3,339,150

FINANCIALS — 14.3%
Capital Markets — 4.5%
415,020	Invesco Ltd.	11,296,844
89,400	Lehman Brothers Holdings Inc.	5,736,798
338,887	Och-Ziff Capital Management Group	7,475,847
259,730	UBS AG	10,724,252
	Total Capital Markets	35,233,741
Commercial Banks — 1.9%
427,600	Wells Fargo & Co.	14,542,676

Consumer Finance — 1.5%
243,000	American Express Co.	11,984,760

Diversified Financial Services — 3.6%
318,500	Bank of America Corp.	14,125,475
284,300	JPMorgan Chase & Co.	13,518,465
	Total Diversified Financial Services	27,643,940
Insurance — 2.8%
203,490	American International Group Inc.	11,224,509
528,509	Fidelity National Financial Inc., Class A Shares	10,406,342
	Total Insurance	21,630,851
	TOTAL FINANCIALS	111,035,968

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Shares†		Security	Value
HEALTH CARE — 5.2%
Health Care Equipment & Supplies — 1.5%
248,220		Medtronic Inc.	$11,559,605

Health Care Providers & Services — 2.3%
193,980		Quest Diagnostics Inc.	9,567,094
160,700		UnitedHealth Group Inc.	8,169,988
		Total Health Care Providers & Services	17,737,082
Pharmaceuticals — 1.4%
71,655		Forest Laboratories Inc.	2,849,719
134,470		Johnson & Johnson	8,506,572
		Total Pharmaceuticals	11,356,291
		TOTAL HEALTH CARE	40,652,978
INDUSTRIALS — 8.6%
Aerospace & Defense — 1.3%
139,570		United Technologies Corp.	10,245,834

Building Products — 1.7%
739,300	SEK	Assa Abloy AB	12,877,415

Commercial Services & Supplies — 2.2%
448,970		Covanta Holding Corp. *	11,399,348
206,300		Monster Worldwide Inc. *	5,745,455
		Total Commercial Services & Supplies	17,144,803
Industrial Conglomerates — 1.8%
404,170		General Electric Co.	14,311,660

Machinery — 1.6%
310,400		Dover Corp.	12,527,744
		TOTAL INDUSTRIALS	67,107,456
INFORMATION TECHNOLOGY — 7.2%
Communications Equipment — 3.1%
463,170		Cisco Systems Inc. *	11,347,665
116,800		Corning Inc.	2,811,376
227,290		QUALCOMM Inc.	9,641,642
		Total Communications Equipment	23,800,683
Computers & Peripherals — 1.5%
759,020		EMC Corp. *	12,045,647

Internet Software & Services — 1.3%
298,150		VeriSign Inc. *	10,113,248

Software — 1.3%
476,440		Oracle Corp. *	9,790,842
		TOTAL INFORMATION TECHNOLOGY	55,750,420
TELECOMMUNICATION SERVICES — 3.0%
Wireless Telecommunication Services — 3.0%
325,980		Crown Castle International Corp. *	11,797,216
398,800		SBA Communications Corp., Class A *	11,808,468
		TOTAL TELECOMMUNICATION SERVICES	23,605,684
UTILITIES — 2.1%
Gas Utilities — 0.9%
169,300		National Fuel Gas Co.	7,298,523

Independent Power Producers & Energy Traders — 1.2%
229,940		NRG Energy Inc. *	8,873,385
		TOTAL UTILITIES	16,171,908
		TOTAL COMMON STOCKS
		(Cost — $486,675,756)	447,069,721

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Shares	Security	Value
PREFERRED STOCKS — 0.3%
FINANCIALS — 0.3%
Diversified Financial Services — 0.1%
30,000	Citigroup Inc., 8.125% (c)	$786,600

Thrifts & Mortgage Finance — 0.2%
28,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	751,800
300	Federal National Mortgage Association (FNMA), 7.000% (d)	14,944
19,000	Federal National Mortgage Association (FNMA), 8.250%	501,980
	Total Thrifts & Mortgage Finance	1,268,724
	TOTAL PREFERRED STOCKS
	(Cost — $1,940,960)	2,055,324

Face
Amount
ASSET-BACKED SECURITIES — 0.4%
Home Equity — 0.4%
$750,000	Asset-Backed Funding Certificates, 4.826% due 1/25/34 (d)	673,568
210,859	Countrywide Asset-Backed Certificates, 6.115% due 6/25/34 (d)	163,808
73,417	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (b)(e)(g)	95
178,286	Fremont Home Loan Trust, 4.476% due 2/25/34 (d)	135,199
1,005,000	GSAMP Trust, 4.526% due 11/25/34 (d)	834,560
2,951	Merrill Lynch Mortgage Investors Inc., 5.000% due 9/25/35 (e)	2,958
1,500,000	Option One Mortgage Loan Trust, 4.426% due 5/25/34 (d)	1,284,614
497,401	Renaissance Home Equity Loan Trust, 5.276% due 3/25/34 (d)	457,757
	Sail Net Interest Margin Notes:
141,210	7.750% due 4/27/33 (b)(e)(g)	16
71,380	5.500% due 3/27/34 (e)(g)	11,664
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $4,441,822)	3,564,239
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
260,000	American Home Mortgage Investment Trust, 4.176% due 11/25/45 (d)	253,560
172,124	Bear Stearns ARM Trust, 5.737% due 2/25/36 (d)	172,839
	Federal Home Loan Mortgage Corp. (FHLMC):
63,172	6.000% due 3/15/34 (d)	58,965
542,360	PAC, 6.000% due 4/15/34 (d)	536,211
746,662	Harborview Mortgage Loan Trust, 5.004% due 11/19/35 (d)	534,914
410,279	Merit Securities Corp., 4.744% due 9/28/32 (d)(e)	379,802
	MLCC Mortgage Investors Inc.:
352,749	4.296% due 4/25/29 (d)	346,189
588,543	4.256% due 5/25/29 (d)	562,833
	Thornburg Mortgage Securities Trust:
250,481	6.220% due 7/25/37 (d)	253,876
266,876	6.232% due 7/25/37 (d)	273,687
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $3,607,384)	3,372,876
COLLATERALIZED SENIOR LOANS — 0.8%
Aerospace & Defense — 0.1%
	Dubai Aerospace Enterprise, Term Loan:
334,528	7.803% due 7/31/09 (d)	334,319

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face
Amount	Security	Value
Aerospace & Defense — 0.1% (continued)
$663,809	9.033% due 7/31/14	$661,734
	Total Aerospace & Defense	996,053
Airlines — 0.1%
250,000	Delta Airlines Inc., Term Loan, 8.082% due 4/30/14	227,604
180,207	United Airlines Inc., Term Loan B, 7.032% due 1/12/14	162,806
	Total Airlines	390,410
Commercial Services & Supplies — 0.0%
249,373	US Investigations Services Inc., Term Loan B, 7.910% due 2/21/15	232,229

Diversified Consumer Services — 0.0%
249,375	Thomson Learning Hold, Term Loan B, 7.950% due 7/5/14 (d)	225,130

Diversified Telecommunication Services — 0.0%
168,750	Insight Midwest Holdings, LLC, Term Loan B, 6.480% due 4/10/14 (d)	155,227

Electric Utilities — 0.1%
500,000	TXU Corp., Term Loan B, 5.550% due 10/10/14	461,079

Health Care Equipment & Supplies — 0.0%
	Bausch & Lomb Inc.:
200,000	Term Loan, 8.080% due 4/11/15 (d)	195,500
50,000	Term Loan B, 6.511% due 4/11/15	48,875
	Total Health Care Equipment & Supplies	244,375
Health Care Providers & Services — 0.1%
	Community Health Systems Inc.:
15,468	Term Loan, 7.756% due 7/2/14	14,314
234,532	Term Loan B, 7.756% due 7/2/14 (d)	217,032
248,744	HCA Inc., Term Loan B, 7.448% due 11/1/13 (d)	230,457
	Total Health Care Providers & Services	461,803
Hotels, Restaurants & Leisure — 0.0%
250,000	Aramark Corp., Term Loan, 6.705% due 1/31/14	230,938

IT Services — 0.1%
570,000	First Data Corp., Term Loan, 7.634% due 10/15/14 (d)	515,612

Media — 0.2%
250,000	Charter Communications, Term Loan B, 7.350% due 3/15/14	218,870
249,342	CMP Susquehanna Corp., Term Loan, 6.876% due 6/7/13	220,356
499,370	Idearc Inc., Term Loan B, 6.830% due 11/1/14 (d)	456,470
248,750	LodgeNet Entertainment Corp., Term Loan B, 7.200% due 4/4/14	230,716
249,369	Regal Cinemas Corp., Term Loan B, 6.330% due 10/19/10	231,502
250,000	UPC Broadband Holding B.V., Term Loan N, 7.130% due 3/30/14 (d)	225,976
	Total Media	1,583,890
Multiline Retail — 0.0%
250,000	Neiman Marcus Group Inc., Term Loan B, 6.939% due 3/13/13 (d)	230,417

Paper & Forest Products — 0.0%
250,000	NewPage Corp., Term Loan, Tranche B, 8.688% due 11/5/14 (d)	243,472

Pharmaceuticals — 0.1%
249,372	Royalty Pharma, Term Loan B, 7.095% due 5/15/14 (d)	247,657

Specialty Retail — 0.0%
249,370	Michaels Stores Inc. Term Loan B, 7.619% due 10/31/13 (d)	214,118

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
Wireless Telecommunication Services — 0.0%
	Telesat Canada:
$19,685	Term Loan, 7.901% due 10/15/14 (d)	$18,676
230,315	Term Loan B, 7.901% due 10/15/14	218,512
	Total Wireless Telecommunication Services	237,188
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $7,018,097)	6,669,598
CORPORATE BONDS & NOTES — 12.1%
Aerospace & Defense — 0.1%
275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	266,750
670,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (e)(f)	658,275
	Total Aerospace & Defense	925,025
Airlines — 0.2%
	Continental Airlines Inc.:
170,000	Notes, 8.750% due 12/1/11	153,850
	Pass-Through Certificates:
122,925	8.312% due 4/2/11	121,081
380,000	7.339% due 4/19/14	347,700
800,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (e)	832,000
	Total Airlines	1,454,631
Auto Components — 0.2%
280,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (e)(f)	228,200
295,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	199,125
1,075,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	884,187
	Total Auto Components	1,311,512
Automobiles — 0.2%
110,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	83,050
	General Motors Corp., Senior Debentures:
600,000	8.250% due 7/15/23	483,000
1,300,000	8.375% due 7/15/33	1,062,750
	Total Automobiles	1,628,800
Beverages — 0.1%
760,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	786,600

Building Products — 0.1%
540,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	531,900
30,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	23,550
450,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.157% due 3/1/14	254,250
	Total Building Products	809,700
Capital Markets — 0.4%
300,000	Bear Stearns Co. Inc., Senior Notes, 6.400% due 10/2/17	285,290
30,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (c)(d)	23,234
1,200,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (e)	1,004,776
50,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (c)(d)	38,659
	Lehman Brothers Holdings Inc.:
1,110,000	Medium-Term Notes, 6.750% due 12/28/17	1,152,757
130,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14	133,972
100,000	Merrill Lynch & Co. Inc., Senior Notes 5.450% due 2/5/13	100,264
	Total Capital Markets	2,738,952

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
Chemicals — 0.1%
	Georgia Gulf Corp., Senior Notes:
$570,000	9.500% due 10/15/14	$444,600
100,000	10.750% due 10/15/16	65,000
110,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	114,950
100,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	107,750
	Total Chemicals	732,300
Commercial Banks — 0.4%
20,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (c)(d)	16,240
54,545	Fifth Third Bank, Notes, 2.870% due 8/10/09	53,340
290,000	Glitnir Banki HF, Notes, 6.375% due 9/25/12 (e)	275,548
100,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (c)(d)(e)	94,962
1,300,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(d)(e)	1,291,423
1,400,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (c)(d)(e)	1,184,229
200,000	Wells Fargo & Co., Senior Notes, 4.375% due 1/31/13	200,168
	Total Commercial Banks	3,115,910
Commercial Services & Supplies — 0.3%
180,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	163,350
550,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	573,375
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	616,500
290,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	247,225
790,000	US Investigations Services Inc., Senior Notes, 10.500% due 11/1/15 (e)	695,200
225,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	244,295
	Total Commercial Services & Supplies	2,539,945
Consumer Finance — 1.1%
300,000	Aiful Corp., Notes, 6.000% due 12/12/11 (e)	290,163
20,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (d)	19,542
	Ford Motor Credit Co.:
1,050,000	Notes, 7.000% due 10/1/13	881,211
	Senior Notes:
750,000	5.800% due 1/12/09	729,660
135,000	9.750% due 9/15/10	130,467
559,000	10.241% due 6/15/11 (d)	503,587
1,600,000	9.875% due 8/10/11	1,536,264
170,000	8.000% due 12/15/16	142,946
	General Motors Acceptance Corp., Notes:
500,000	5.625% due 5/15/09	484,145
320,000	7.750% due 1/19/10	306,254
1,580,000	6.875% due 9/15/11	1,382,413
1,900,000	6.625% due 5/15/12	1,608,132
300,000	6.750% due 12/1/14	247,545
125,000	SLM Corp., Medium-Term Notes, 3.531% due 1/26/09 (d)	119,705
	Total Consumer Finance	8,382,034
Containers & Packaging — 0.1%
285,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	242,250

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
Containers & Packaging — 0.1% (continued)
$535,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$506,912
195,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	184,275
	Total Containers & Packaging	933,437
Diversified Consumer Services — 0.0%
	Education Management LLC/Education Management Finance Corp.:
20,000	Senior Notes, 8.750% due 6/1/14	19,350
210,000	Senior Subordinated Notes, 10.250% due 6/1/16	201,075
	Total Diversified Consumer Services	220,425
Diversified Financial Services — 0.4%
150,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12	125,250
100,000	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	96,054
100,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17	98,780
610,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (e)	463,600
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	123,440
125,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.125% due 9/15/09	111,500
	General Electric Capital Corp.:
250,000	Medium-Term Notes, 5.450% due 1/15/13	262,393
20,000	Subordinated Debentures, 6.375% due 11/15/67 (d)	20,830
200,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (d)(e)	192,946
125,000	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	127,468
	Leucadia National Corp., Senior Notes:
210,000	8.125% due 9/15/15	210,000
70,000	7.125% due 3/15/17	66,325
	Residential Capital LLC, Senior Notes:
10,000	6.598% due 4/17/09 (d)	6,900
40,000	7.615% due 5/22/09 (d)	27,400
430,000	8.000% due 6/1/12	270,900
620,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.257% due 10/1/15	443,300
260,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	247,650
	Total Diversified Financial Services	2,894,736
Diversified Telecommunication Services — 0.8%
600,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	611,221
730,000	Embarq Corp., Senior Notes, 6.738% due 6/1/13	749,748
	Hawaiian Telcom Communications Inc.:
120,000	Senior Notes, 9.750% due 5/1/13	111,000
170,000	Senior Subordinated Notes, 12.500% due 5/1/15	152,150
	Intelsat Bermuda Ltd.:
180,000	9.250% due 6/15/16	180,450
680,000	Senior Notes, 11.250% due 6/15/16	683,400
	Level 3 Financing Inc.:
30,000	9.150% due 2/15/15 (d)	22,500
295,000	Senior Notes, 9.250% due 11/1/14	255,175
250,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (e)	255,000
740,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	736,300
100,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	97,831
450,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	470,278
	Virgin Media Finance PLC, Senior Notes:
450,000	8.750% due 4/15/14	414,000

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
Diversified Telecommunication Services — 0.8% (continued)
$220,000	9.125% due 8/15/16	$200,200
845,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	878,800
	Total Diversified Telecommunication Services	5,818,053
Electric Utilities — 0.2%
365,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	402,071
120,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	131,100
	Pacific Gas & Electric Co.:
320,000	5.625% due 11/30/17	328,817
230,000	Senior Unsubordinated Notes, 5.800% due 3/1/37	221,343
180,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (e)	144,000
	Total Electric Utilities	1,227,331
Electronic Equipment & Instruments — 0.1%
1,065,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15	933,206

Energy Equipment & Services — 0.1%
725,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	706,875
250,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (e)	251,875
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	56,925
10,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	11,266
	Total Energy Equipment & Services	1,026,941
Food & Staples Retailing — 0.1%
430,000	CVS Caremark Corp., 6.943% due 1/10/30 (e)	447,063
400,000	Kroger Co., Senior Notes, 6.150% due 1/15/20	413,149
150,000	Safeway Inc., Senior Notes, 6.500% due 11/15/08	152,490
	Total Food & Staples Retailing	1,012,702
Food Products — 0.1%
	Dole Food Co. Inc., Senior Notes:
125,000	7.250% due 6/15/10	110,625
261,000	8.875% due 3/15/11	233,595
	Total Food Products	344,220
Health Care Providers & Services — 0.7%
460,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	465,175
	HCA Inc.:
295,000	Notes, 6.375% due 1/15/15	252,963
	Senior Notes:
345,000	6.500% due 2/15/16	294,544
215,000	9.250% due 11/15/16	226,019
	Senior Secured Notes:
800,000	9.125% due 11/15/14	833,000
285,000	9.625% due 11/15/16 (f)	300,675
425,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	427,125
	Tenet Healthcare Corp., Senior Notes:
180,000	6.375% due 12/1/11	166,050
650,000	7.375% due 2/1/13	575,250
31,000	9.875% due 7/1/14	29,760
600,000	UnitedHealth Group Inc., Senior Notes 5.250% due 3/15/11	611,819
230,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (d)(f)	174,225
	WellPoint Inc., Senior Notes:
720,000	5.000% due 1/15/11	735,514
30,000	5.875% due 6/15/17	30,581
	Total Health Care Providers & Services	5,122,700

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 12.1% (continued)
Hotels, Restaurants & Leisure — 0.8%
$1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	$875,000
255,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (g)	17,850
305,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (e)	289,750
550,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	519,750
100,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	96,000
450,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	178,875
660,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	660,000
	MGM MIRAGE Inc.:
380,000	Notes, 6.750% due 9/1/12	367,650
	Senior Notes:
575,000	5.875% due 2/27/14	523,250
320,000	7.625% due 1/15/17	312,000
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	210,359
500,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	482,500
270,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	230,850
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	609,375
	Station Casinos Inc.:
	Senior Notes:
60,000	6.000% due 4/1/12	52,650
250,000	7.750% due 8/15/16	221,562
105,000	Senior Subordinated Notes, 6.875% due 3/1/16	71,925
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	487,500
	Total Hotels, Restaurants & Leisure	6,206,846
Household Durables — 0.2%
335,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	247,900
390,000	KB Home, Senior Subordinated Notes, 8.625% due 12/15/08	390,000
325,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	325,000
700,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.608% due 9/1/12	612,500
	Total Household Durables	1,575,400
Independent Power Producers & Energy Traders — 0.9%
	AES Corp.:
720,000	7.750% due 10/15/15	739,800
660,000	8.000% due 10/15/17	676,500
1,100,000	Senior Notes, 7.750% due 3/1/14	1,127,500
	Edison Mission Energy, Senior Notes:
480,000	7.750% due 6/15/16	492,000
250,000	7.625% due 5/15/27	235,625
1,760,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (e)(f)	1,742,400
152,070	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	168,227
	NRG Energy Inc., Senior Notes:
250,000	7.250% due 2/1/14	244,062
1,025,000	7.375% due 2/1/16	992,969
380,000	TXU Corp., Senior Notes, 5.550% due 11/15/14	305,852
	Total Independent Power Producers & Energy Traders	6,724,935
Insurance — 0.2%
1,170,000	American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18	1,175,232
20,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	18,004

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
Insurance — 0.2% (continued)
$140,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (d)	$133,354
	Total Insurance	1,326,590
IT Services — 0.1%
170,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (e)(f)	143,650
	SunGard Data Systems Inc.:
400,000	Senior Notes, 9.125% due 8/15/13	408,000
280,000	Senior Subordinated Notes, 10.250% due 8/15/15	281,400
	Total IT Services	833,050
Machinery — 0.0%
60,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	59,550

Media — 0.8%
	Affinion Group Inc.:
355,000	Senior Notes, 10.125% due 10/15/13	353,225
100,000	Senior Subordinated Notes, 11.500% due 10/15/15	93,000
205,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, 12.125% due 1/15/15 (d)	109,675
1,159,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	835,929
	CCH II LLC/CCH II Capital Corp., Senior Notes:
310,000	10.250% due 9/15/10	295,275
15,000	10.250% due 10/1/13	13,950
105,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	67,856
240,000	CMP Susquehanna Corp., 9.875% due 5/15/14	166,800
840,000	Comcast Corp., Notes, 6.500% due 1/15/17	879,295
700,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	630,000
180,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	171,450
20,000	News America Inc., Notes, 6.650% due 11/15/37 (e)	20,371
	R.H. Donnelley Corp.:
655,000	Senior Discount Notes, 6.875% due 1/15/13	553,475
450,000	Senior Notes, 8.875% due 1/15/16	388,125
10,000	Time Warner Cable Inc., 5.850% due 5/1/17	10,027
810,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	852,073
360,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (e)	329,400
170,000	XM Satellite Radio Inc., Senior Notes, 9.411% due 5/1/13 (d)	146,200
	Total Media	5,916,126
Metals & Mining — 0.4%
960,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,022,400
650,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	648,375
205,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (d)(e)(f)	156,825
290,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	268,975
530,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (e)	500,850
100,000	Steel Dynamics Inc., 7.375% due 11/1/12 (e)	100,250
200,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	181,000
156,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	145,281
	Total Metals & Mining	3,023,956
Multiline Retail — 0.1%
530,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (e)(f)	426,650
535,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	535,000
	Total Multiline Retail	961,650

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
Office Electronics — 0.0%
$290,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	$303,689

Oil, Gas & Consumable Fuels — 1.4%
750,000	Amerada Hess Corp., 6.650% due 8/15/11	809,061
	Anadarko Petroleum Corp., Senior Notes:
60,000	5.950% due 9/15/16	61,974
1,240,000	6.450% due 9/15/36	1,268,571
	Apache Corp.:
540,000	5.625% due 1/15/17	561,517
200,000	Senior Notes, 5.250% due 4/15/13	208,750
440,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	440,000
775,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	755,625
85,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	84,150
330,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	378,783
750,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	819,113
	El Paso Corp., Medium-Term Notes:
180,000	7.800% due 8/1/31	179,900
1,050,000	7.750% due 1/15/32	1,049,295
320,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (d)	320,263
450,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	432,000
260,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	243,750
	Kerr-McGee Corp.:
140,000	6.950% due 7/1/24	149,881
300,000	Notes, 6.875% due 9/15/11	326,006
540,000	Kinder Morgan Energy Partners LP, Senior Notes, 6.000% due 2/1/17	546,913
605,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (e)	595,925
160,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (e)	146,000
290,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (e)	272,600
260,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	258,700
	Williams Cos. Inc.:
100,000	Notes, 8.750% due 3/15/32	120,000
470,000	Senior Notes, 7.750% due 6/15/31	512,300
	XTO Energy Inc.:
350,000	5.650% due 4/1/16	355,798
170,000	Senior Notes, 7.500% due 4/15/12	189,865
	Total Oil, Gas & Consumable Fuels	11,086,740
Paper & Forest Products — 0.2%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
60,000	7.750% due 6/15/11	46,050
210,000	8.491% due 6/15/11 (d)	153,563
120,000	6.000% due 6/20/13	82,200
220,000	8.375% due 4/1/15	156,750
160,000	Abitibi-Consolidated Inc., Debentures, 7.400% due 4/1/18	102,400
545,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	532,737
	NewPage Corp.:
435,000	Senior Secured Notes, 11.161% due 5/1/12 (d)	428,475
200,000	Senior Subordinated Notes, 12.000% due 5/1/13	199,000
150,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	159,301
	Total Paper & Forest Products	1,860,476
Pharmaceuticals — 0.1%
650,000	Abbott Laboratories, 5.600% due 11/30/17	679,631

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
Pharmaceuticals — 0.1% (continued)
$445,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	$180,225
	Total Pharmaceuticals	859,856
Real Estate Investment Trusts (REITs) — 0.0%
75,000	iStar Financial Inc., Senior Notes, 4.875% due 1/15/09	73,458
85,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	85,000
	Total Real Estate Investment Trusts (REITs)	158,458
Real Estate Management & Development — 0.1%
270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	132,300
570,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (e)	342,000
	Total Real Estate Management & Development	474,300
Road & Rail — 0.2%
1,195,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,154,669
50,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13	48,500
430,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	434,837
	Total Road & Rail	1,638,006
Semiconductors & Semiconductor Equipment — 0.0%
195,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	159,413

Specialty Retail — 0.1%
235,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	186,825
165,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	175,313
150,000	Michaels Stores Inc., 11.375% due 11/1/16	122,250
	Total Specialty Retail	484,388
Textiles, Apparel & Luxury Goods — 0.0%
180,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	176,850

Thrifts & Mortgage Finance — 0.0%
270,000	Countrywide Home Loans Inc., Notes, 5.625% due 7/15/09	248,120

Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
150,000	8.500% due 5/15/12	140,250
90,000	11.000% due 5/15/12	92,250
	Total Tobacco	232,500
Trading Companies & Distributors — 0.1%
355,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (e)	298,200
440,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	407,000
450,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (e)	375,750
	Total Trading Companies & Distributors	1,080,950
Transportation Infrastructure — 0.0%
	Saint Acquisition Corp.:
435,000	Secured Notes, 12.500% due 5/15/17 (e)	174,000
130,000	Senior Secured Notes, 12.619% due 5/15/15 (d)(e)	50,050
	Total Transportation Infrastructure	224,050
Wireless Telecommunication Services — 0.6%
210,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (e)(f)	182,700
65,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	60,125
1,270,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	1,445,103

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount		Security	Value
Wireless Telecommunication Services — 0.6% (continued)
		Rural Cellular Corp.:
$245,000		Senior Notes, 9.875% due 2/1/10	$254,800
110,000		Senior Secured Notes, 8.250% due 3/15/12	113,850
1,190,000		Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	1,237,909
300,000		Sprint Nextel Corp., 6.000% due 12/1/16	266,662
780,000		True Move Co., Ltd., 10.750% due 12/16/13 (e)	744,900
		Total Wireless Telecommunication Services	4,306,049
		TOTAL CORPORATE BONDS & NOTES (Cost — $100,116,887)	93,881,108
MORTGAGE-BACKED SECURITIES — 6.5%
FHLMC — 3.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
3,075,058		5.118% due 6/1/35 (d)	3,122,781
97,665		6.116% due 9/1/37 (d)	100,243
		Gold:
610,076		7.000% due 6/1/17	637,586
23,851,268		6.000% due 7/1/21-2/1/36 (h)	24,560,460
321,468		8.500% due 9/1/25	356,888
710,822		6.500% due 8/1/29	744,563
		TOTAL FHLMC	29,522,521
FNMA — 2.5%
		Federal National Mortgage Association (FNMA):
636,381		8.000% due 12/1/12	654,174
1,687,299		5.500% due 1/1/14-4/1/35	1,715,744
1,591,855		7.000% due 3/15/15-6/1/32	1,699,161
567,192		4.205% due 12/1/34 (d)	570,792
767,418		4.852% due 1/1/35 (d)	793,620
1,035,645		5.051% due 3/1/35 (d)	1,068,759
1,140,156		6.016% due 4/1/35 (d)	1,175,318
2,875,782		5.633% due 4/1/36 (d)	2,916,673
4,356,733		5.554% due 5/1/36 (d)(h)	4,422,084
1,394,134		6.000% due 11/1/37	1,431,009
3,100,000		5.000% due 2/12/38 (i)	3,086,921
		TOTAL FNMA	19,534,255
GNMA — 0.2%
1,221,022		Government National Mortgage Association (GNMA), 5.500% due 8/15/21	1,251,932
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $49,549,772)	50,308,708
Face Amount†
SOVEREIGN BONDS — 0.0%
Argentina — 0.0%
69,931	ARS	Republic of Argentina, GDP Linked Securities, 0.649% due 12/15/35 (Cost - $811)	2,093

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.3%
U.S. Government Agency — 0.0%
100,000		Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36	110,716

U.S. Government Obligations — 1.3%
		U.S. Treasury Bonds:
3,090,000		4.750% due 2/15/37	3,292,784
40,000		5.000% due 5/15/37	44,316
		U.S. Treasury Notes:
110,000		4.125% due 8/31/12	116,403

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

Face Amount	Security	Value
U.S. Government Obligations — 1.3% (continued)
$6,200,000	4.750% due 8/15/17 (h)	$6,751,223
	Total U.S. Government Obligations	10,204,726
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $9,554,208)	10,315,442
U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.1%
1,969,399	U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/27	2,192,496
	U.S. Treasury Notes, Inflation Indexed:
99,830	0.875% due 4/15/10	101,039
2,974,947	2.375% due 4/15/11	3,155,306
2,813,427	2.375% due 1/15/17	3,089,056
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $7,672,379)	8,537,897

Contracts
PURCHASED OPTIONS — 0.6%
337	Eurodollar Futures, Call @ $94.00, expires 6/16/08	2,957,175
173	First American Corp., Put @ $35.00, expires 4/19/08	15,570
274	General Electric Co., Call @ $30.00, expires 1/16/10	204,130
	Johnson & Johnson:
1,803	Call @ $60.00, expires 1/17/09	1,135,890
909	Call @ $65.00, expires 1/17/09	336,330
	TOTAL PURCHASED OPTIONS (Cost — $3,390,084)	4,649,095
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $673,968,160)	630,426,101

Face Amount
SHORT-TERM INVESTMENTS — 19.0%
U.S. Government Agencies — 2.5%
$18,900,000	Federal Home Loan Bank (FHLB), Discount Notes, 1.750% due 2/1/08 (h)(j)	18,900,000
445,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.208% - 5.203% due 3/17/08 (j)	442,580
	Total U.S. Government Agencies (Cost — $19,342,580)	19,342,580
Repurchase Agreements — 16.5%
111,253,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity - $111,261,808; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value - $113,478,225)	111,253,000
17,057,000	Morgan Stanley tri-party repurchase agreement dated 1/31/08, 2.800% due 2/1/08; Proceeds at maturity - $17,058,327; (Fully collateralized by U.S. government agency obligation, 8.875% due 7/15/20; Market value - $17,486,470) (h)	17,057,000
	Total Repurchase Agreements (Cost — $128,310,000)	128,310,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $147,652,580)	147,652,580
	TOTAL INVESTMENTS — 100.0% (Cost — $821,620,740#)	$778,078,681

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2008

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is currently in default.
(h)

All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts and on securities traded on a to-be announced (“TBA”) basis.

(i)	This security is traded on a TBA basis (See Note 1).
(j)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ARM - Adjustable Rate Mortgage ARS - Argentine Peso GDP - Gross Domestic Product MTN - Medium-Term Note PAC - Planned Amortization Class SEK - Swedish Krona

Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value
6	Eurodollar Futures, Call	3/17/08	$96.50	$8,963
10	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107.00	156
	TOTAL OPTIONS WRITTEN (Premiums received - $11,014)			$9,119

Schedule of Securities Sold Short

Shares	Security	Value
COMMON STOCKS
45,300	iShares MSCI Brazil Index Fund	$3,439,629
32,900	iShares MSCI Emerging Market Index	4,482,625
	COMMON STOCKS SOLD SHORT (Proceeds - $7,495,217)	$7,922,254

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund pursues its investment objective by investing at least 80% of its assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Short Sales of Securities.  A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed security. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a

Notes to Schedule of Investments (unaudited) (continued)

loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Schedule of Investments (unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations.  Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(k) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(l) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(m) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,253,205
Gross unrealized depreciation	(58,795,264)
Net unrealized depreciation	$(43,542,059)

During the period ended January 31, 2008, written option transactions for the Fund were as follows:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Premiums
Options written, outstanding October 31, 2007	10	$9,169
Options written	12,316	3,486,027
Options closed	(12,310)	(3,484,182)
Options expired	—	—
Options written, outstanding January 31, 2008	16	$11,014

At January 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	$2,830,000	$4,198,513	2/12/08	$(4,745)
Pound Sterling	808,000	1,606,361	2/12/08	(670)
Japanese Yen	72,660,000	681,209	2/12/08	36,145
Japanese Yen	72,660,000	684,880	5/7/08	(3,188)
				27,542
Contracts to Sell:
Euro	2,830,000	4,198,513	2/12/08	(166,753)
Euro	2,830,000	4,186,574	5/7/08	4,656
Pound Sterling	808,000	1,606,361	2/12/08	42,605
Pound Sterling	808,000	1,597,543	5/7/08	681
Japanese Yen	72,660,000	681,209	2/12/08	3,197
				(115,614)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(88,072)

At January 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Germany Federal Republic 10 Year	26	3/08	$4,459,880	$4,502,517	$42,637
Euribor Futures	169	3/08	816,368	843,330	26,962
Eurodollar Futures	2	6/08	476,047	487,550	11,503
U.S. Treasury Bonds	54	3/08	6,347,418	6,442,875	95,457
U.S. 2 Year Treasury Notes	60	3/08	12,612,519	12,793,125	180,606
U.S. 5 Year Treasury Notes	179	3/08	19,681,653	20,227,000	545,347
					902,512

Contracts to Sell:
U.S. 10 Year Treasury Notes	78	3/08	$9,225,172	$9,104,062	$121,110
Net Unrealized Gain on Open Futures Contracts					$1,023,622

At January 31, 2008, the Fund held TBA securities with a total cost of $3,068,938.

The average monthly balance of mortgage dollar rolls outstanding for the Fund for the period ended January 31, 2008 was approximately $5,020,133.

 At January 31, 2008, the Fund held the following interest rate swap contracts:

Notes to Schedule of Investments (unaudited) (continued)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/19/07
Notional Amount:	$400,000
Payments Made by Fund:	Floating Rate (Three-Month LIBOR)
Payments Received by Fund:	Fixed Rate, 4.000%
Termination Date:	12/15/09
Unrealized Appreciation	$7,663

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/16/07
Notional Amount:	$1,079,000
Payments Made by Fund:	Floating Rate (Three-Month LIBOR)
Payments Received by Fund:	Fixed Rate, 4.400%
Termination Date:	5/31/12
Unrealized Appreciation	$40,156

At January 31, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	AMBAC Assurance Corp.
Notional Amount:	$30,000
Payment Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	Fixed Rate, 3.600%
Termination Date:	12/20/12
Unrealized Depreciation	$(1,020)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$40,000
Payment Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	Fixed Rate, 3.050%
Termination Date:	12/20/12
Unrealized Depreciation	$(2,271)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	AMBAC Assurance Corp.
Notional Amount:	$50,000
Payment Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	Fixed Rate, 3.600%
Termination Date:	12/20/12
Unrealized Depreciation	$(1,700)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$60,000
Payment Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	Fixed Rate, 3.100%
Termination Date:	12/20/12
Unrealized Appreciation	$3,292

At January 31, 2008, the Fund had total unrealized depreciation of $46,120 from swap contracts.

ITEM 2.     CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: March 28, 2008